Taxation - Tax charge/(credit) Relating To Components Of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Remeasurement of post-employment benefit liabilities, before tax	€ (108.1)	€ (36.1)	€ 27.8
Remeasurement of post-employment benefit liabilities, tax charge/(credit)	26.1	10.2	(8.3)
Remeasurement of post-employment benefit liabilities, after tax	(82.0)	(25.9)	19.5
Net investment hedge, before tax	15.8	(18.8)	10.1
Net investment hedge, tax charge/(credit)	0.0	0.0	0.0
Net investment hedge, after tax	15.8	(18.8)	10.1
Cash flow hedges, before tax	(67.8)	(22.6)	17.3
Cash flow hedges, tax charge/(credit)	3.3	13.6	(6.0)
Cash flow hedges, after tax	(64.5)	(9.0)	11.3
Other comprehensive (income)/loss, before tax	(160.1)	(77.5)	55.2
Income tax relating to components of other comprehensive income	29.4	23.8	(14.3)
Other comprehensive (income)/loss, after tax	€ (130.7)	€ (53.7)	€ 40.9
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Standard tax rate	19.00%	19.00%	19.00%
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	€ 29.4	€ 23.8	€ (14.3)
Current tax
Income Taxes [Abstract]
Income tax relating to components of other comprehensive income	0.0	0.0	0.0
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	0.0	0.0	0.0
Deferred tax
Income Taxes [Abstract]
Income tax relating to components of other comprehensive income	29.4	23.8	(14.3)
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	€ 29.4	€ 23.8	€ (14.3)